Segment Information (Tables)	6 Months Ended
Jun. 30, 2019
SEGMENT INFORMATION [Abstract]
Segment summarized financial information
	Dry Bulk Vessel Operations for the Three Month Period Ended June 30, 2019	Logistics Business for the Three Month Period Ended June 30, 2019	Containers Business for the Three Month Period Ended June 30, 2019	Total for the Three Month Period Ended June 30, 2019
Revenue	$52,900	$60,611	$33,678	$147,189
Administrative fee revenue from affiliates	6,318	—	—	6,318
Interest expense and finance cost, net	(20,898)	(9,265)	(4,113)	(34,276)
Depreciation and amortization	(13,445)	(7,310)	(8,514)	(29,269)
Equity in net losses of affiliated companies	(16,779)	—	—	(16,779)
Net (loss)/ income attributable to Navios Holdings common stockholders	(42,509)	6,189	(111)	(36,431)
Total assets	1,779,519	672,390	486,272	2,938,181
Goodwill	56,240	104,096	—	160,336
Capital expenditures	(6,805)	(487)	(51,951)	(59,243)
Investment in affiliates	72,512	—	—	72,512
Cash and cash equivalents	26,693	68,796	15,156	110,645
Restricted cash	9,732	—	1,699	11,431
Long-term debt, net (including current and non-current portion)	$999,347	$523,784	$267,674	$1,790,805

	Drybulk Vessel Operations for the Three Month Period Ended June 30, 2018	Logistics Business for the Three Month Period Ended June 30, 2018	Total for the Three Month Period Ended June 30, 2018
Revenue	$71,988	$60,063	$132,051
Administrative fee revenue from affiliates	7,126	—	7,126
Interest expense and finance cost, net	(23,256)	(9,997)	(33,253)
Depreciation and amortization	(17,385)	(7,152)	(24,537)
Equity in net losses of affiliated companies	(3,025)	—	(3,025)
Net loss attributable to Navios Holdings common stockholders	(27,842)	2,550	(25,292)
Total assets	1,898,715	674,413	2,573,128
Goodwill	56,240	104,096	160,336
Capital expenditures	(4,432)	(2,277)	(6,709)
Investment in affiliates	174,263	—	174,263
Cash and cash equivalents	48,051	70,403	118,454
Restricted cash	2,978	—	2,978
Long-term debt, net (including current and non-current portion)	$1,137,924	$528,696	$1,666,620

	Dry Bulk Vessel Operations for the Six Month Period Ended June 30, 2019	Logistics Business for the Six Month Period Ended June 30, 2019	Containers Business for the Six Month Period Ended June 30, 2019	Total for the Six Month Period Ended June 30, 2019
Revenue	$105,582	$116,377	$65,510	$287,469
Administrative fee revenue from affiliates	12,782	—	—	12,782
Interest expense and finance cost, net	(41,904)	(19,103)	(7,666)	(68,673)
Depreciation and amortization	(27,324)	(14,656)	(17,074)	(59,054)
Equity in net losses of affiliated companies	(12,502)	—	—	(12,502)
Net (loss)/ income attributable to Navios Holdings common stockholders	(51,189)	9,574	(120)	(41,735)
Total assets	1,779,519	672,390	486,272	2,938,181
Goodwill	56,240	104,096	—	160,336
Capital expenditures	(13,970)	(1,222)	(53,707)	(68,899)
Investment in affiliates	72,512	—	—	72,512
Cash and cash equivalents	26,693	68,796	15,156	110,645
Restricted cash	9,732	—	1,699	11,431
Long-term debt, net (including current and non-current portion)	$999,347	$523,784	$267,674	$1,790,805

	Drybulk Vessel Operations for the Six Month Period Ended June 30, 2018	Logistics Business for the Six Month Period Ended June 30, 2018	Total for the Six Month Period Ended June 30, 2018
Revenue	$136,602	$112,331	$248,933
Administrative fee revenue from affiliates	14,131	—	14,131
Interest expense and finance cost, net	(45,821)	(19,242)	(65,063)
Depreciation and amortization	(36,223)	(14,380)	(50,603)
Equity in net losses of affiliated companies	(9,489)	—	(9,489)
Net loss attributable to Navios Holdings common stockholders	(68,030)	1,881	(66,149)
Total assets	1,898,715	674,413	2,573,128
Goodwill	56,240	104,096	160,336
Capital expenditures	(21,145)	(6,046)	(27,191)
Investment in affiliates	174,263	—	174,263
Cash and cash equivalents	48,051	70,403	118,454
Restricted cash	2,978	—	2,978
Long-term debt, net (including current and noncurrent portion)	$1,137,924	$528,696	$1,666,620